Minimum Lease Payments Receivable Due in Each of the Next Five Years and Thereafter (Detail) (Direct financing leases) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
2012	$ 3,475	¥ 288,962
2013	2,605	216,623
2014	1,796	149,300
2015	1,021	84,905
2016	636	52,865
Thereafter	1,623	134,952
Total	$ 11,156	¥ 927,607